4. VESSELS AND OTHER FIXED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
Vessels And Other Fixed Assets Net Tables
Schedule of acquisiton of vessel
Consideration	$(2,125,000)
Leased vessel	$(2,333,072)
Capital lease obligation	$1,684,242
Vessel	$2,773,830

Schedule of vessels and other fixed assets
	Vessel	..	Leased vessel	..	Special survey	..	Capitalized initial expenses	..	Total
Cost
Balance at December 31, 2015	$-		$-		$-		$-		$-
Additions	2,773,830		2,350,245		157,368		357,880		5,639,323
Disposals	-		(2,350,245)		-		-		(2,350,245)
Balance at December 31, 2016	$2,773,830		$-		$157,368		$357,880		$3,289,078
Accumulated depreciation and amortization
Balance at December 31, 2015	$-		$-		$-		$-		$-
Depreciation and amortization for the period	(8,732)		(17,173)		(22,836)		(63,935)		(112,676)
Disposals	-		17,173		-		-		17,173
Balance at December 31, 2016	$(8,732)		$-		$(22,836)		$(63,935)		$(95,503)
Vessels and other fixed assets, net - December 31, 2015	$-		$-		$-		$-		$-
Vessels and other fixed assets, net - December 31, 2016	$2,765,098		$-		$134,532		$293,945		$3,193,575